Long-term Investments (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Long-term Investments
Schedule of changes in the Group's long-term investments

	Equity Securities		Equity Securities With
	Without Readily		Readily Determinable Fair
	Determinable Fair Values	Equity Method	Values	Total

	(In thousands)
Balance at December 31, 2020	$579,084	$311,161	$289,221	$1,179,466
Investments made/transfers from prepayments	47,957	103,932	—	151,889
Income from equity method investment, net	—	13,605	—	13,605
Dividend received from equity method investments	—	(2,880)	—	(2,880)
Disposal of investments	(16,883)	—	(4,946)	(21,829)
Changes from measurement alternative to consolidation (Note 6)	(66,415)	—	—	(66,415)
Impairment of investments	(66,625)	—	—	(66,625)
Fair value change through earnings	(26,810)	—	(42,685)	(69,495)
Currency translation adjustment	3,150	2,392	—	5,542
Balance at June 30, 2021	$453,458	$428,210	$241,590	$1,123,258

	Equity Securities		Equity Securities With
	Without Readily		Readily Determinable Fair
	Determinable Fair Values	Equity Method	Values	Total

	(In thousands)
Balance at December 31, 2020	$579,084	$311,161	$289,221	$1,179,466
Investments made/transfers from prepayments	67,957	159,584	—	227,541
Income from equity method investment, net	—	17,688	—	17,688
Dividend received from equity method investments	—	(11,695)	—	(11,695)
Disposal of investments	(16,883)	—	(4,946)	(21,829)
Changes from measurement alternative to consolidation (Note 6)	(66,415)	—	—	(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(142,000)	—	142,000	—
Impairment on investments	(102,594)	—	—	(102,594)
Fair value change through earnings	(26,810)	—	(6,263)	(33,073)
Currency translation adjustment	3,565	2,895	—	6,460
Balance at September 30, 2021	$295,904	$479,633	$420,012	$1,195,549

Schedule of the total carrying value of the equity securities accounted for measurement alternative

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of June 30, 2021, including cumulative upward and downward adjustments made to the initial cost basis of the securities. The Group recorded $94.2 million downward adjustment for the six months ended June 30, 2021, which included $66.6 million impairment for equity investments accounted for under the measurement alternative in the period. The Group recorded a $59.4 million partial impairment for investment in Yixia Tech Co., Ltd. for the six months ended June 30, 2021 due to its unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future.

Cumulative Results
(In thousands)
Initial cost basis	$835,552
Upward adjustments	82,217
Downward adjustments	(477,891)
Foreign currency translation	13,580
Total carrying value at June 30, 2021	$453,458

Cumulative Results
(In thousands)
Initial cost basis	$713,552
Upward adjustments	82,217
Downward adjustments	(513,861)
Foreign currency translation	13,996
Total carrying value at September 30, 2021	$295,904

Schedule of the carrying amount and fair value of the marketable security

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In thousands)
Showworld	$81,385	$204,675	$—	$286,060
Other marketable securities	15,274	—	(12,113)	3,161
December 31, 2020	$96,659	$204,675	$(12,113)	$289,221

Showworld	$81,385	$160,205	$—	$241,590
June 30, 2021	$81,385	$160,205	$—	$241,590

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In thousands)
Showworld	$81,385	$204,675	$—	$286,060
Other marketable securities	15,274	—	(12,113)	3,161
December 31, 2020	$96,659	$204,675	$(12,113)	$289,221

Showworld	$81,385	$105,384	$—	$186,769
Didi	$142,000	$91,243	$—	$233,243
September 30, 2021	$223,385	$196,627	$—	$420,012